Property, equipment and software, net (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Office building CNY	Dec. 31, 2011 Office building CNY	Dec. 31, 2012 Office furniture CNY	Dec. 31, 2011 Office furniture CNY	Dec. 31, 2012 Computers & office equipment CNY	Dec. 31, 2011 Computers & office equipment CNY	Dec. 31, 2012 Game servers CNY	Dec. 31, 2011 Game servers CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Office improvement CNY	Dec. 31, 2011 Office improvement CNY	Dec. 31, 2012 Leasehold improvement CNY	Dec. 31, 2011 Leasehold improvement CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY
Property, equipment and software, net
Total		1,575,601,987	1,504,227,976	935,256,692	933,344,157	16,437,212	16,380,361	127,977,849	109,621,774	239,477,774	222,998,741	10,741,240	4,893,510	121,803,397	120,578,379	68,731,096	49,466,562	55,176,727	46,944,492
Less: Accumulated depreciation		(369,116,568)	(244,377,478)
Net book value	$ 193,654,262	1,206,485,419	1,259,850,498